UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2016

WESTERN ASSET

SHORT DURATION

MUNICIPAL INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate high current income exempt from regular federal income tax* while preserving capital.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short Duration Municipal Income Fund for the six-month reporting period ended April 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

II	Western Asset Short Duration Municipal Income Fund

Investment commentary

Economic review

The pace of U.S. economic activity moderated during the six months ended April 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s second reading for first quarter 2016 GDP growth — released after the reporting period ended — was 0.8%. This further slowdown was attributed to a number of factors, including a decrease in nonresidential fixed investment, a deceleration in PCE and a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. When the period ended in April 2016, unemployment was 5.0%, close to its lowest level since February 2008.

Western Asset Short Duration Municipal Income Fund	III

Investment commentary

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016 and April 27, 2016, the Fed kept rates on hold.

Q. Did Treasury yields trend higher or lower during the six months ended April 30, 2016?

A. Short-term Treasury yields edged higher, whereas long-term Treasury yields declined during the reporting period. When the period began, the yield on the two-year Treasury note was 0.75%. Its low for the period was 0.64% on February 11, 2016, and it peaked at 1.09% on December 29, 2015. The yield on the two-year Treasury note ended the period at 0.77%. The yield on the ten-year Treasury note began the period at 2.16%. Its peak of 2.36% occurred on November 9, 2015, and its low of 1.63% was on February 11, 2016. The yield on the ten-year Treasury note ended the period at 1.83%.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the six months ended April 30, 2016, as the Barclays Municipal Bond Indexiv and the Barclays U.S. Aggregate Indexv returned 3.55% and 2.82%, respectively. The municipal market was supported by overall positive investor demand and largely improving fundamentals.

Performance review

For the six months ended April 30, 2016, Class A shares of Western Asset Short Duration Municipal Income Fund, excluding sales charges, returned 0.52%. The Fund’s unmanaged benchmark, the Barclays Three-Year Municipal Bond Indexvi, returned 0.75% for the same period. The Lipper Short Municipal Debt Funds Category Average1 returned 0.44% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 110 funds in the Fund’s Lipper category, and excluding sales charges.

IV	Western Asset Short Duration Municipal Income Fund

Performance Snapshot as of April 30, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Short Duration Municipal Income Fund:
Class A	0.52%
Class A2	0.27%
Class C	0.34%
Class I	0.36%
Barclays Three-Year Municipal Bond Index	0.75%
Lipper Short Municipal Debt Funds Category Average[1]	0.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended April 30, 2016 for Class A, Class A2, Class C and Class I shares were 0.96%, 0.81%, 0.64% and 1.07%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2016, the gross total annual operating expense ratios for Class A, Class A2, Class C and Class I shares were 0.65%, 0.68%, 1.01% and 0.57%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 110 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Short Duration Municipal Income Fund	V

Investment commentary (cont’d)

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Although the Fund seeks to minimize risk by investing in municipal securities from a number of different states and localities, the Fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Barclays Three-Year Municipal Bond Index is a broad measure of the municipal bond market with maturities of approximately three years.

VI	Western Asset Short Duration Municipal Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2016 and October 31, 2015. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2015 and held for the six months ended April 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.52%	$1,000.00	$1,005.20	0.66%	$3.29	Class A	5.00%	$1,000.00	$1,021.58	0.66%	$3.32
Class A2	0.27	1,000.00	1,002.70	0.77	3.83	Class A2	5.00	1,000.00	1,021.03	0.77	3.87
Class C	0.34	1,000.00	1,003.40	1.02	5.08	Class C	5.00	1,000.00	1,019.79	1.02	5.12
Class I	0.36	1,000.00	1,003.60	0.58	2.89	Class I	5.00	1,000.00	1,021.98	0.58	2.92

2	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

[1]	For the six months ended April 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — April 30, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

Benchmark	— Barclays Three-Year Municipal Bond Index
WA Short Duration	— Western Asset Short Duration Municipal Income Fund

4	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — April 30, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected sectors benchmark as of the end of the reporting period.

Benchmark	— Barclays Three-Year Municipal Bond Index
WA Short Duration	— Western Asset Short Duration Municipal Income Fund

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

April 30, 2016

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.8%
Alabama — 0.5%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien	5.000%	10/1/16	$1,000,000	$1,014,300
Subordinated Lien	5.000%	10/1/17	2,250,000	2,354,468
Subordinated Lien	5.000%	10/1/18	2,000,000	2,145,240
Mobile, AL, IDB, PCR, Alabama Power Co., Barry Plant	1.625%	10/2/18	2,500,000	2,519,400	(a)(b)
Total Alabama				8,033,408
Alaska — 0.7%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	699,037
State Capital Project II	5.000%	12/1/18	500,000	551,385
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	10,615,100
Total Alaska				11,865,522
Arizona — 1.0%
Glendale, AZ, GO, AGM	4.000%	7/1/19	1,640,000	1,796,325
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,351,800
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,180,720
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	5,370,000	6,057,575
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.600%	3/1/18	2,500,000	2,506,725	(a)(b)(c)
Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,532,300	(a)(b)(c)
Total Arizona				17,425,445
Arkansas — 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/17	1,140,000	1,182,511
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,062,340
Total Arkansas				2,244,851
California — 5.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Episcopal Senior Communities	3.000%	7/1/16	800,000	802,664
Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,651,185
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	1.110%	10/1/19	4,750,000	4,750,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community — Paradise Valley Estates Project, CMI	3.000%	1/1/17	480,000	487,714

See Notes to Financial Statements.

6	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Northern California Retired Officers Community — Paradise Valley Estates Project, CMI	4.000%	1/1/18	$1,290,000	$1,359,841
California State MFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.550%	2/1/19	3,100,000	3,123,281
California State Public Works Board, Lease Revenue:
Department of Corrections & Rehabilitation	3.000%	9/1/17	750,000	773,415
Department of Corrections & Rehabilitation	5.000%	9/1/17	600,000	634,536
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,073,560
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,096,540
California State, GO	0.940%	12/1/16	10,000,000	10,000,100	(a)(b)
California State, GO	5.000%	9/1/17	500,000	528,780
California State, GO	4.000%	12/1/17	20,000,000	20,720,800	(a)(b)
California Statewide CDA Revenue, Kaiser Permanente	5.000%	5/1/17	6,640,000	6,915,559	(a)(b)
Central Valley Financing Authority, CA, Cogeneration Project Revenue, Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,007,090
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	9,164,970
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,502,620
Lee Lake, CA, PFA Revenue	4.000%	9/1/16	1,530,000	1,542,623
Lee Lake, CA, PFA Revenue	4.000%	9/1/18	1,500,000	1,586,055
Los Angeles, CA, Department of Airports Revenue, Ontario International, NATL	5.000%	5/15/18	1,400,000	1,404,606	(c)
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	3,646,878
Port of Oakland, CA, Revenue	5.000%	5/1/16	2,500,000	2,500,000	(c)
Port of Oakland, CA, Revenue	5.000%	5/1/17	2,250,000	2,344,747	(c)
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area	4.000%	9/1/17	925,000	964,553
Rancho Redevelopment Project Area	5.000%	9/1/18	750,000	819,675
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,636,992
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,426,732
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,007,090
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	7,650,000	8,203,248	(d)
University of California, CA, Revenue	1.400%	5/15/21	2,500,000	2,487,925	(a)(b)
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation, AGM	4.000%	9/1/18	650,000	693,453
Total California				95,857,232

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — 2.3%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	1.875%	11/6/19	$5,545,000	$5,604,331	(a)(b)
Catholic Health Initiatives	5.000%	2/1/21	1,945,000	2,269,971
Catholic Health Initiatives	5.000%	7/1/21	6,225,000	6,966,148
Catholic Health Initiatives	5.000%	2/1/25	2,590,000	2,953,740
Denver, CO, City & County Airport Revenue	5.000%	11/15/16	7,435,000	7,607,641	(c)
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/16	1,850,000	1,894,252
Stapleton	5.000%	12/1/17	4,000,000	4,250,040
Stapleton	5.000%	12/1/18	5,265,000	5,735,691
Plaza, CO, Metropolitan District #1 Revenue	4.000%	12/1/16	1,000,000	1,011,710	(e)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,044,050	(e)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,081,050	(e)
Total Colorado				40,418,624
Connecticut — 4.0%
Bridgeport, CT, GO	5.000%	8/15/16	1,575,000	1,593,254
Bridgeport, CT, GO	5.000%	8/15/17	1,660,000	1,742,718
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,880,070
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/17	1,260,000	1,341,031
Yale University	0.800%	7/26/17	10,000,000	10,000,000	(a)(b)
Connecticut State, GO	1.090%	4/15/17	6,550,000	6,575,479	(b)
Connecticut State, GO	0.910%	9/15/17	6,500,000	6,517,160	(b)
Connecticut State, GO	5.000%	6/15/22	8,000,000	9,547,200
Connecticut State, GO:
GAAP Conversion	5.000%	10/15/19	10,375,000	11,751,244
SIFMA Index	0.810%	3/1/18	4,500,000	4,472,145	(b)
SIFMA Index	1.310%	5/15/18	5,490,000	5,507,239	(b)
SIFMA Index	1.140%	6/15/18	5,000,000	4,998,800	(b)
SIFMA Index	1.020%	3/1/20	4,375,000	4,316,812	(b)
West Haven, CT, GO, AGM	5.000%	8/1/16	1,095,000	1,105,173
Total Connecticut				71,348,325
District of Columbia — 0.7%
District of Columbia Income Tax Secured Revenue, SIFMA	0.690%	12/1/17	4,500,000	4,495,005	(b)
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,071,950	(c)

See Notes to Financial Statements.

8	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — continued
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/18	$6,215,000	$6,809,713	(c)
Total District of Columbia				12,376,668
Florida — 3.8%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,076,240
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,140,790
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/16	1,075,000	1,075,000
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,037,040
Escambia County, FL, PCR, Gulf Power Co. Project	1.550%	6/15/16	4,250,000	4,252,380	(a)(b)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, AGM	5.250%	10/1/18	2,000,000	2,191,200	(c)
Halifax, FL, Hospital Medical Center Revenue	3.000%	6/1/17	850,000	869,236
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,075,920
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,035,740
Lee County, FL, Transportation Facilities Revenue, AGM	5.000%	10/1/17	1,500,000	1,587,390
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,211,089
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/16	2,600,000	2,646,020	(c)
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,043,280	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	1,270,000	1,331,519
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,632,495
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/20	3,250,000	3,760,900
Miami-Dade County, FL, School Board, COP	5.000%	8/1/16	25,000,000	25,000,000	(a)(b)
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	3,000,000	3,154,560
Saint Johns County, FL, School Board, COP	5.000%	7/1/21	1,500,000	1,764,525
South Miami, FL, Health Facilities Authority Revenue, Baptist Health South Florida Group	5.000%	8/15/18	2,510,000	2,653,647
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,435,000	1,448,173
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,500,000	1,522,080
Total Florida				67,509,224
Georgia — 5.7%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	1,010,000	1,108,000	(d)
Burke County, GA, Development Authority Revenue:
Georgia Power Co. Plant Vogtle Project	1.375%	4/4/17	2,400,000	2,407,080	(a)(b)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	$8,900,000	$9,175,010	(a)(b)
Georgia Transmission Corp. Vogtle Project	1.300%	5/3/18	10,000,000	10,037,400	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	12,300,000	12,685,482	(a)(b)
Burke County, GA, Development Authority, PCR:
Georgia Power Co. Plant Vogtle Project	1.550%	6/21/16	15,000,000	15,011,250	(a)(b)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	27,700,000	27,906,642	(a)(b)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Second Indenture	0.670%	7/1/17	5,000,000	4,987,950	(a)(b)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co.	1.700%	6/21/17	2,500,000	2,522,150	(a)(b)
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,592,495	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Agnes Scott College	2.500%	6/1/19	3,000,000	3,087,690	(a)(b)
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,290,770
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	2,916,623
Total Georgia				100,728,542
Hawaii — 0.2%
Hawaii State Airports System Revenue	4.000%	7/1/16	2,500,000	2,513,250	(c)
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,350,526
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	425,892
Total Hawaii				4,289,668
Illinois — 6.9%
Chicago, IL Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,211,318
Chicago, IL, Board of Education, GO, Capital Appreciation, School Reform, NATL	0.000%	12/1/16	2,375,000	2,332,701
Chicago, IL, GO	5.000%	1/1/18	2,100,000	2,155,692
Chicago, IL, GO	5.000%	1/1/19	4,600,000	4,762,840
Chicago, IL, GO	5.000%	1/1/20	4,850,000	5,051,857
Chicago, IL, O’Hare International Airport Revenue, General, Senior Lien	4.000%	1/1/19	20,000,000	21,341,200	(c)
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	1,150,000	1,194,977
Harbor Facilities	5.000%	1/1/19	1,000,000	1,081,050
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/18	1,500,000	1,580,820
Granite City, IL, Revenue, Waste Management Inc. Project	0.750%	5/1/17	5,000,000	5,000,000	(a)(b)(c)(f)
Illinois State EFA Revenue, University of Chicago	1.550%	2/13/20	2,500,000	2,524,775	(a)(b)

See Notes to Financial Statements.

10	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	$2,300,000	$2,395,450	(a)(b)
Illinois State Municipal Electric Agency Power Supply Revenue	5.000%	2/1/18	2,000,000	2,138,480
Illinois State Toll Highway Authority Revenue	5.000%	12/1/19	1,950,000	2,215,141
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	6,100,000	6,262,626
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,112,440
Illinois State, GO	5.000%	5/1/16	1,500,000	1,500,000
Illinois State, GO	5.000%	8/1/16	8,000,000	8,075,680
Illinois State, GO	5.000%	4/1/17	3,750,000	3,876,225
Illinois State, GO	5.000%	8/1/17	7,000,000	7,303,660
Illinois State, GO	4.000%	7/1/18	9,460,000	9,925,148
Illinois State, GO	5.000%	7/1/19	8,900,000	9,704,471
Illinois State, GO, AGM	5.000%	6/1/16	1,520,000	1,525,639
McHenry County, IL, Debt Certificates	3.000%	12/30/16	2,000,000	2,030,680
Regional Transportation, IL, Authority Revenue, NATL	6.250%	7/1/20	9,920,000	11,852,317
Total Illinois				121,155,187
Indiana — 5.0%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	10,435,852
Indiana State Finance Authority, EDR, Republic Services Inc. Project	0.700%	6/1/16	5,000,000	4,999,600	(a)(b)(c)
Indiana State Finance Authority, Hospital Revenue:
Methodist Hospitals Inc.	5.000%	9/15/16	500,000	507,425
Methodist Hospitals Inc.	5.000%	9/15/17	250,000	262,880
Methodist Hospitals Inc.	5.000%	9/15/19	300,000	333,060
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	4.000%	6/1/16	19,280,000	19,326,850	(a)(b)
Ascension Health Credit Group	4.000%	6/1/16	1,720,000	1,724,541	(a)(b)(g)
Ascension Health Credit Group	5.000%	6/1/16	95,000	95,990	(a)(b)(g)
Ascension Health Credit Group	5.000%	7/28/16	3,905,000	3,943,581	(a)(b)
Ascension Health Credit Group	1.150%	12/1/17	3,000,000	3,011,220	(a)(b)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	15,000,000	17,439,150	(a)(b)(c)
BP Products North America Inc. Project, BP PLC	1.140%	12/2/19	20,000,000	19,659,600	(a)(b)(c)
BP Products North America Inc., BP PLC	1.850%	10/1/19	6,000,000	6,015,780	(a)(b)
Total Indiana				87,755,529

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Iowa — 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project	5.000%	12/1/19	$1,560,000	$1,645,472
Kansas — 0.2%
Kansas State Department of Transportation Highway Revenue:
LIBOR Index	0.611%	9/1/18	2,000,000	1,989,760	(b)
LIBOR Index	0.691%	9/1/19	2,000,000	1,994,560	(b)
Total Kansas				3,984,320
Kentucky — 1.8%
Kentucky Public Transportation Infrastructure Authority Toll Revenue, BAN, Downtown Crossing Project	5.000%	7/1/17	12,650,000	13,195,088
Trimble County, KY, PCR	1.350%	5/1/18	14,000,000	14,013,720	(a)(b)(c)
Trimble County, KY, PCR, Louisville Gas & Electric Co., Remarketed 12/15/14	1.050%	3/1/18	4,000,000	4,005,760	(a)(b)
Total Kentucky				31,214,568
Louisiana — 0.1%
Bossier City, LA, Utilities Revenue	2.000%	10/1/16	500,000	502,790
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	850,000	921,834
Total Louisiana				1,424,624
Maryland — 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,055,331	(c)
Massachusetts — 2.9%
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,066,787
Boston University	0.970%	3/30/17	7,000,000	6,987,610	(a)(b)
Partners Healthcare System Inc.	0.940%	1/30/18	8,865,000	8,841,685	(a)(b)
Massachusetts State HEFA Revenue, Amherst College	0.800%	12/1/17	6,500,000	6,485,830	(a)(b)
Massachusetts State, GO:
Consolidated Loan	0.750%	1/1/17	26,500,000	26,511,395	(b)
Consolidated Loan	0.840%	1/1/18	1,880,000	1,880,207	(b)
Total Massachusetts				51,773,514
Michigan — 4.3%
Detroit, MI, City School District, GO:
School Building & Site Improvement, Q-SBLF	5.000%	5/1/16	2,000,000	2,000,000
School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,599,700
Gibraltar, MI, School District, GO, Q-SBLF	5.000%	5/1/17	1,100,000	1,146,662
Michigan State Finance Authority Revenue	5.000%	10/1/20	1,215,000	1,370,022
Michigan State Finance Authority Revenue	5.000%	10/1/21	1,300,000	1,499,381

See Notes to Financial Statements.

12	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Revenue:
Ascension Health	1.100%	8/15/19	$4,500,000	$4,501,440	(a)(b)(f)
Detroit School District	5.000%	6/1/16	11,785,000	11,822,241
Detroit School District, Q-SBLF	5.000%	5/1/18	3,410,000	3,673,388
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,273,757
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	4,843,063
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	7,996,100
Michigan State Hospital Finance Authority Revenue, Ascension Health	1.400%	6/29/18	8,245,000	8,332,809	(a)(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	20,000,000	20,451,200	(a)(b)
River Rouge, MI, School District, GO, Q-SBLF	5.000%	5/1/16	1,160,000	1,160,000
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,742,832
Wyandotte, MI, School District, GO, Q-SBLF	5.000%	5/1/17	1,305,000	1,358,361
Total Michigan				76,770,956
Minnesota — 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System, NATL	5.000%	11/15/18	6,090,000	6,491,818
Mississippi — 0.4%
Mississippi State Business Finance Corp., Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.000%	7/1/17	4,000,000	4,005,040
Waste Management Inc. Project	1.125%	9/1/17	1,550,000	1,550,915	(a)(b)
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,106,700
Total Mississippi				6,662,655
Missouri — 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,503,920
Nebraska — 0.4%
Central Plains Energy Project, NE, Gas Project Revenue:
Project #1, Goldman Sachs Group Inc.	5.250%	12/1/18	3,000,000	3,299,910
Project #3	5.000%	9/1/18	4,050,000	4,406,643
Total Nebraska				7,706,553
Nevada — 0.3%
Clark County, NV, Airport Revenue, Junior Subordinated Lien Notes	5.000%	7/1/17	3,000,000	3,141,030	(c)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Nevada — continued
Clark County, NV, PCR, Southern California Edison Co.	1.875%	4/1/20	$2,750,000	$2,791,635	(a)(b)
Total Nevada				5,932,665
New Hampshire — 0.3%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	5,055,400	(a)(b)(c)
New Jersey — 9.4%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/18	1,000,000	1,064,770
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/20	1,000,000	1,076,920
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,800,978
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,069,320
Lenape, NJ, Regional High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,058,120
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,039,830
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,071,410
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,086,530
Rutgers University	5.000%	6/15/19	1,380,000	1,550,168
New Jersey State EDA Revenue	5.000%	6/15/16	5,000,000	5,019,050
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,205,920
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	3,840,000	4,069,862	(c)
School Facilities Construction	2.500%	6/15/16	6,495,000	6,507,276
School Facilities Construction	1.120%	2/1/17	10,000,000	9,913,000	(b)
School Facilities Construction	5.000%	6/15/18	2,500,000	2,653,900
School Facilities Construction, SIFMA	1.310%	2/1/17	5,350,000	5,309,447	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/19	10,365,000	11,563,090	(d)
School Facilities, State Appropriations	5.000%	9/1/16	4,605,000	4,672,647	(d)
New Jersey State EFA Revenue:
Kean University	5.000%	7/1/20	1,000,000	1,145,350
Rider University	5.000%	7/1/17	1,000,000	1,044,990
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	5.000%	12/1/16	1,000,000	1,022,490	(c)
Senior	4.000%	12/1/17	1,500,000	1,560,765	(c)
Senior	5.000%	12/1/18	3,000,000	3,224,730	(c)
Senior	3.000%	12/1/19	10,250,000	10,580,357	(c)

See Notes to Financial Statements.

14	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	1.590%	12/15/21	$15,000,000	$14,114,400	(a)(b)
Transportation Program, State Appropriations	5.000%	6/15/17	1,000,000	1,043,620
Transportation Program, State Appropriations	4.000%	6/15/18	5,875,000	6,115,699
Transportation Program, State Appropriations	5.000%	6/15/22	5,000,000	5,563,500
Transportation System	5.000%	12/15/18	8,300,000	8,917,686
Transportation System, XLCA	5.000%	12/15/16	1,825,000	1,872,176
New Jersey State Turnpike Authority Revenue	0.713%	1/1/17	5,000,000	4,987,400	(a)(b)
New Jersey State Turnpike Authority Revenue	0.890%	1/1/17	5,150,000	5,149,279	(b)
New Jersey State Turnpike Authority Revenue	1.030%	1/1/17	11,000,000	11,001,980	(a)(b)
New Jersey State Turnpike Authority Revenue	0.861%	1/1/18	5,000,000	4,973,250	(a)(b)
New Jersey State Turnpike Authority Revenue	0.960%	1/1/18	3,000,000	2,990,070	(b)
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	4,000,000	4,346,800
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/16	650,000	651,710
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	801,660
Rutgers State University Revenue	4.000%	5/1/18	750,000	797,483
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	3,000,000	3,017,100	(a)(b)(c)
Trenton, NJ, GO	4.000%	7/15/18	1,895,000	1,998,259
Union County, NJ, GO:
School Board Reserve Fund	4.000%	3/1/18	975,000	1,033,422
School Board Reserve Fund	4.000%	3/1/18	25,000	26,460	(d)
School Board Reserve Fund	4.000%	3/1/19	1,465,000	1,595,253
School Board Reserve Fund	4.000%	3/1/19	35,000	38,019	(d)
Total New Jersey				166,346,146
New Mexico — 3.7%
Farmington, NM, PCR, Southern California Edison Co.	1.875%	4/1/20	24,750,000	25,159,833	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue:
SPA-Royal Bank of Canada	1.041%	8/1/19	16,000,000	15,891,040	(a)(b)
SPA-Royal Bank of Canada	5.000%	8/1/19	21,160,000	23,606,519	(a)(b)
Total New Mexico				64,657,392
New York — 8.5%
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	848,198
YMCA of Greater New York Project	5.000%	8/1/17	660,000	691,898

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	3.750%	1/1/20	$610,000	$633,692	(c)(e)
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,112,120
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	654,072
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	694,551
Long Island, NY, Power Authority Electric System Revenue	1.184%	11/1/18	1,500,000	1,503,840	(a)(b)
Long Island, NY, Power Authority Revenue	5.250%	4/1/19	3,420,000	3,832,452
Long Island, NY, Power Authority Revenue	5.250%	4/1/19	780,000	877,656	(d)
Monroe County, NY, GO	3.000%	6/1/16	7,075,000	7,087,806
Monroe County, NY, GO:
BAM	4.000%	6/1/19	5,165,000	5,585,638
BAM	5.000%	6/1/20	5,115,000	5,850,588
MTA, NY, Dedicated Tax Fund Revenue	0.990%	11/1/19	3,155,000	3,160,994	(a)(b)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	4.000%	7/1/16	1,280,000	1,286,848
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,366,022
Winthrop University Hospital Assistance Project	4.000%	7/1/16	1,000,000	1,005,740
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	738,910
New York City, NY, HDC Revenue	5.000%	7/1/16	2,650,000	2,669,212
New York City, NY, HDC Revenue	5.000%	7/1/17	4,375,000	4,596,331
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,537,820
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/16	2,545,000	2,560,448	(c)
New York City, NY, Industrial Development Agency, Special Facility Revenue, JFK International Airport Project, American Airlines Group	2.000%	8/1/16	14,750,000	14,775,370	(a)(b)(c)
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Interagency Council Pooled Loan Program, State Intercept	4.000%	7/1/16	1,085,000	1,091,206
Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	3,013,509
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	40,305,000	45,083,158
New York State Thruway Authority, State Personal Income Tax Revenue:
Transportation	5.000%	3/15/17	1,250,000	1,297,538
Transportation	4.000%	3/15/18	1,000,000	1,059,270

See Notes to Financial Statements.

16	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Association LP	5.000%	1/1/20	$6,255,000	$7,091,106	(c)
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	4.000%	7/1/16	1,020,000	1,024,886
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,095,775
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,173,326
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	1,040,000	1,043,068
Suffolk County, NY, GO, AGM	5.000%	10/1/18	1,000,000	1,096,450
Tobacco Settlement Financing Corp., NY, Revenue:
State Appropriations	5.000%	6/1/21	7,500,000	7,849,725
State Appropriations	5.000%	6/1/22	7,700,000	8,055,663
Triborough Bridge & Tunnel Authority, NY, Revenue	0.591%	11/1/16	3,385,000	3,381,987	(a)(b)
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	6/15/18	1,500,000	1,508,115
Restructuring	5.000%	12/15/18	1,000,000	1,028,230
Total New York				150,963,218
North Carolina — 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	1.150%	12/1/17	4,460,000	4,442,249	(a)(b)
Ohio — 1.9%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/17	1,350,000	1,389,420
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,071,280
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,423,542
Lancaster, OH, Port Authority Gas Revenue	0.891%	2/1/19	2,000,000	1,989,540	(b)
Lancaster, OH, Port Authority Gas Revenue	0.911%	8/1/19	2,000,000	1,986,940	(b)
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	2.250%	9/15/16	18,000,000	18,062,280	(a)(b)
Ohio State Water Development Authority Revenue, FirstEnergy Generation Corp.	2.250%	9/15/16	3,150,000	3,160,899	(a)(b)
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation	5.000%	7/1/20	2,550,000	2,918,424
Total Ohio				33,002,325
Oklahoma — 0.3%
Oklahoma State Development Finance Authority Health System Revenue	4.000%	8/15/16	2,000,000	2,019,580

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma — continued
Oklahoma State Development Finance Authority Health System Revenue	5.000%	8/15/17	$1,500,000	$1,581,270
Oklahoma State Development Finance Authority Revenue, St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,549,260
Total Oklahoma				5,150,110
Oregon — 0.9%
Gilliam County, OR, Solid Waste Disposal Revenue:
Waste Management Inc. Project	0.800%	5/1/17	4,325,000	4,325,000	(a)(b)(c)(e)(f)
Waste Management Inc. Project	1.500%	10/1/18	3,000,000	3,030,570
Medford, OR, Hospital Facilities Authority Revenue:
Rogue Valley Manor	3.000%	10/1/16	1,025,000	1,034,635
Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,137,485
Oregon State Facilities Authority Revenue, Providence Health & Services	0.620%	9/30/16	3,645,000	3,646,203	(a)(b)
Oregon State Health & Science University Revenue	5.000%	7/1/16	1,000,000	1,007,140
Portland, OR, River District Urban Renewal & Redevelopment Tax Allocation	5.000%	6/15/18	1,000,000	1,083,230
Total Oregon				15,264,263
Pennsylvania — 8.0%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,073,470
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	554,235
Beaver County, PA, IDA, Revenue, FirstEnergy Generation Corp. Project	2.150%	3/1/17	11,200,000	11,222,736
Cambria County, PA, GO:
BAM	4.000%	8/1/16	1,035,000	1,042,535
BAM	4.000%	8/1/17	1,120,000	1,153,454
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/17	2,100,000	2,155,797
Port District Project	5.000%	1/1/18	1,235,000	1,311,805
Port District Project	5.000%	1/1/19	3,490,000	3,808,044
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project	2.550%	6/1/20	3,000,000	3,052,440	(a)(b)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/16	325,000	331,880	(c)
Amtrak Project	5.000%	11/1/17	1,920,000	2,037,562	(c)
Amtrak Project	3.000%	11/1/18	750,000	769,612	(c)

See Notes to Financial Statements.

18	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	5/1/18	$2,000,000	$2,001,760	(a)(b)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,322,350
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	7/1/21	7,500,000	8,026,875
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,201,880
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,198,174
AICUP Financing Program-Messiah College	4.000%	11/1/18	700,000	737,884
Delaware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,062,280
Shippensburg University Student Services Inc.	4.000%	10/1/16	150,000	151,847
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	270,329
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	577,550
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	1,000,000	1,006,780	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	630,919	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,014,470	(c)
Pennsylvania State IDA Revenue, Economic Development	5.000%	7/1/17	4,895,000	5,130,352
Pennsylvania State Public School Building Authority Palease Revenue:
Philadelphia School District	4.000%	6/1/18	2,160,000	2,260,850
Philadelphia School District	5.000%	6/1/19	1,500,000	1,630,725
Pennsylvania State Turnpike Commission Revenue	1.110%	12/1/19	10,000,000	9,929,200	(b)
Pennsylvania State Turnpike Commission Revenue	1.290%	12/1/20	13,775,000	13,687,115	(b)
Pennsylvania State Turnpike Commission Revenue:
SIFMA	1.010%	12/1/17	18,820,000	18,827,152	(b)
SIFMA	1.070%	12/1/18	9,750,000	9,721,432	(b)
Philadelphia, PA, Hospitals & Higher EFA Revenue:
Temple University Health System	5.000%	7/1/16	1,000,000	1,005,500
Temple University Health System	5.000%	7/1/17	1,000,000	1,037,550
Philadelphia, PA, School District, GO	5.000%	9/1/17	4,750,000	4,964,652
Philadelphia, PA, School District, GO	5.000%	9/1/19	5,990,000	6,544,914
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,575,284	(c)
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	2,950,000	3,001,094	(d)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
AGM	4.000%	11/1/16	$2,090,000	$2,120,472
AGM	5.000%	11/1/17	2,850,000	3,031,545	(d)
AGM	5.000%	11/1/17	2,025,000	2,135,950
Total Pennsylvania				141,320,455
South Carolina — 1.1%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/18	1,000,000	1,100,080
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	526,915
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,643,400
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	8,205,440
Santee Cooper Project	5.000%	12/1/17	8,000,000	8,515,680
Total South Carolina				19,991,515
Tennessee — 0.5%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Baptist Memorial Health Care Obligated Group	5.000%	9/1/17	3,695,000	3,891,537
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,071,100
Total Tennessee				8,962,637
Texas — 11.9%
Alvin, TX, ISD, GO, Schoolhouse, PSF-GTD	0.650%	8/15/16	3,000,000	3,000,750	(a)(b)
Austin, TX, GO, Public Property Finance Contractual	5.000%	9/1/18	1,995,000	2,110,490
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/18	1,000,000	1,064,930
Senior Lien	5.000%	1/1/19	500,000	549,555
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,802,216
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/16	1,000,000	1,022,470
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,129,240
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,103,410
Dallas-Fort Worth, TX, International Airport Revenue, Joint	5.000%	11/1/17	2,575,000	2,735,448	(c)
Gulf Coast, TX, Waste Disposal Authority Revenue, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	3,048,660
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System	0.970%	12/1/19	3,425,000	3,395,100	(a)(b)
Memorial Hermann Healthcare System	0.890%	6/1/17	3,600,000	3,585,348	(b)
Memorial Hermann Healthcare System	1.140%	6/1/20	1,065,000	1,059,409	(b)

See Notes to Financial Statements.

20	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Revenue:
Toll Road	0.920%	8/15/16	$1,600,000	$1,600,608	(b)
Toll Road	1.030%	8/15/16	10,000,000	10,001,800	(a)(b)
Toll Road	1.020%	8/15/17	5,500,000	5,495,215	(b)
Toll Road	1.170%	8/15/18	6,000,000	6,010,800	(b)
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	8,773,478	(c)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	10,470,100	(c)
Houston, TX, Airport System Revenue, United Airlines Inc., Terminal E Project	4.500%	7/1/20	8,150,000	8,945,277	(c)
Katy, TX, ISD, GO, PSF-GTD	5.000%	8/15/17	3,475,000	3,649,097	(a)(b)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,141,837	(c)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	14,885,000	15,185,975	(a)(b)
North Texas Tollway Authority Revenue:
First Tier	1.190%	1/1/19	11,000,000	10,931,140	(a)(b)
First Tier	1.070%	1/1/20	44,650,000	43,983,822	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	1,075,000	1,139,188
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckingham Senior Living Community Project	3.875%	11/15/20	3,000,000	3,033,120
Texas A & M University Revenue:
Financing System	5.000%	5/15/17	1,625,000	1,699,214
Financing System	5.000%	5/15/18	1,000,000	1,086,760
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	21,700,000	22,789,340
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/16	4,720,000	4,844,089
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,247,480
Texas State Transportation Commission Turnpike System Revenue	5.000%	4/1/20	7,500,000	8,504,925	(a)(b)
Texas State, GO, Transport Commission — Mobility Fund	0.770%	10/1/18	4,000,000	3,974,000	(a)(b)
Total Texas				211,114,291
Virginia — 2.3%
Henrico County, VA, EDA Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/16	700,000	711,424
King George County, VA, IDA, Solid Waste Disposal Facility Revenue, Waste Management Inc.	0.750%	5/1/17	6,575,000	6,575,000	(a)(b)(c)(f)
Louisa, VA, IDA, PCR, Virginia Electric & Power Co.	0.700%	12/1/16	4,500,000	4,500,270	(a)(b)

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co.	1.875%	6/1/20	$5,000,000	$5,091,750	(a)(b)
Virginia Electric & Power Co.	2.150%	9/1/20	14,500,000	14,911,510	(a)(b)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	8,150,000	8,298,656	(a)(b)
Total Virginia				40,088,610
Washington — 0.4%
Port of Seattle, WA, Revenue, Intermediate	5.000%	8/1/20	2,000,000	2,309,760	(c)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,235,226
Washington State HFC Revenue, Heron’s Key Senior Living	4.875%	1/1/22	3,000,000	3,041,850	(e)
Total Washington				6,586,836
West Virginia — 0.8%
West Virginia State University Revenue, West Virginia University Project	0.920%	10/1/19	8,000,000	7,944,560	(a)(b)
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	6,000,000	6,019,140	(a)(b)(c)
Total West Virginia				13,963,700
Wisconsin — 0.1%
Wisconsin State Transportation Revenue	4.000%	7/1/17	2,150,000	2,234,753
Total Investments before Short-Term Investments (Cost — $1,718,723,828)				1,729,318,521
Short-Term Investments — 2.1%
Municipal Bonds — 2.1%
California — 0.1%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.450%	10/1/25	1,000,000	1,000,000	(c)(h)(i)
California State PCFA, Solid Waste Disposal Revenue, Zerep Management Corp. Project, LOC-Comerica Bank	0.570%	10/1/44	600,000	600,000	(c)(h)(i)
California Statewide CDA Revenue, Kaiser Permanente	0.390%	4/1/46	100,000	100,000	(h)(i)
Total California				1,700,000
District of Columbia — 0.1%
Metropolitan Washington DC, Airports Authority System Revenue, LOC-Royal Bank of Canada	0.440%	10/1/35	1,200,000	1,200,000	(c)(h)(i)
Nevada — 0.0%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.430%	6/1/36	400,000	400,000	(h)(i)
New Jersey — 0.3%
New Jersey State Housing & Mortgage Finance Agency Revenue, Single Family Mortgage, SPA-Barclays Bank PLC	0.450%	10/1/26	140,000	140,000	(c)(h)(i)

See Notes to Financial Statements.

22	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.630%	11/1/33	$5,150,000	$5,150,000	(h)(i)
Total New Jersey				5,290,000
New York — 0.8%
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.410%	11/15/21	800,000	800,000	(h)(i)
New York City, NY, HDC, MFH Revenue, Royal Properties, FNMA, LIQ-FNMA	0.380%	4/15/35	1,300,000	1,300,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.520%	6/15/32	300,000	300,000	(h)(i)
Second General Resolution, SPA-Dexia Credit Local	0.550%	6/15/32	9,535,000	9,535,000	(h)(i)
New York City, NY, TFA Revenue:
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.520%	11/1/22	100,000	100,000	(h)(i)
New York City Recovery Project, SPA-Royal Bank of Canada	0.280%	11/1/22	1,000,000	1,000,000	(h)(i)
Total New York				13,035,000
North Carolina — 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.390%	11/1/34	4,100,000	4,100,000	(h)(i)
Ohio — 0.4%
Ohio State Hospital Revenue, University Hospitals Health System Inc.	0.720%	1/15/45	7,000,000	7,000,000	(h)(i)
Pennsylvania — 0.1%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, AGM, SPA-PNC Bank N.A.	0.720%	11/1/39	2,270,000	2,270,000	(h)(i)
Utah — 0.0%
Utah State Housing Corp. Single Family Mortgage Revenue, SPA-JPMorgan Chase	0.430%	1/1/34	230,000	230,000	(c)(h)(i)
Vermont — 0.0%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.470%	11/1/37	300,000	300,000	(c)(h)(i)
West Virginia — 0.1%
Fayette County, WV, Commission, Solid Waste Disposal Facilities Revenue, Georgia Pacific Corp., LOC-Georgia-Pacific LLC	0.560%	5/1/18	900,000	900,000	(c)(e)(h)(i)
Total Municipal Bonds (Cost — $36,425,000)				36,425,000

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Western Asset Short Duration Municipal Income Fund

Security	Rate	Shares	Value
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund Premier Class (Cost — $370)	0.225%	370	$370
Total Short-Term Investments (Cost — $36,425,370)			36,425,370
Total Investments — 99.9% (Cost — $1,755,149,198#)			1,765,743,891
Other Assets in Excess of Liabilities — 0.1%			2,563,561
Total Net Assets — 100.0%			$1,768,307,452

(a)	Maturity date shown represents the mandatory tender date.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Security is purchased on a when-issued basis.

(g)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
BAM	— Build America Mutual — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority

See Notes to Financial Statements.

24	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Western Asset Short Duration Municipal Income Fund

Abbreviations used in this schedule (cont’d):
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	4.7%
AA/Aa	31.3
A	49.3
BBB/Baa	8.5
BB/Ba	1.0
B/B	0.2
A-1/VMIG 1	2.1
NR***	2.9
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	25

Statement of assets and liabilities (unaudited)

April 30, 2016

Assets:
Investments, at value (Cost — $1,755,149,198)	$1,765,743,891
Interest receivable	16,490,510
Receivable for Fund shares sold	4,730,429
Receivable for securities sold	30,000
Prepaid expenses	102,225
Total Assets	1,787,097,055

Liabilities:
Payable for Fund shares repurchased	8,643,655
Payable for securities purchased	8,439,896
Investment management fee payable	654,545
Service and/or distribution fees payable	461,284
Distributions payable	192,655
Trustees’ fees payable	2,016
Due to custodian	1,392
Accrued expenses	394,160
Total Liabilities	18,789,603
Total Net Assets	$1,768,307,452

Net Assets:
Par value (Note 7)	$3,453
Paid-in capital in excess of par value	1,766,009,780
Undistributed net investment income	1,107,423
Accumulated net realized loss on investments	(9,407,897)
Net unrealized appreciation on investments	10,594,693
Total Net Assets	$1,768,307,452

See Notes to Financial Statements.

26	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Net Assets:
Class A	$382,522,658
Class A2	$686,152
Class C	$999,980,697
Class I	$385,117,945

Shares Outstanding:
Class A	74,695,113
Class A2	133,942
Class C	195,277,131
Class I	75,186,134

Net Asset Value:
Class A (and redemption price)	$5.12
Class A2 (and redemption price)	$5.12
Class C (and redemption price)	$5.12
Class I (and redemption price)	$5.12
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.24
Class A2 (based on maximum initial sales charge of 2.25%)	$5.24

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	27

Statement of operations (unaudited)

For the Six Months Ended April 30, 2016

Investment Income:
Interest	$15,608,821

Expenses:
Investment management fee (Note 2)	4,070,640
Service and/or distribution fees (Notes 2 and 5)	2,892,825
Transfer agent fees (Note 5)	403,896
Fund accounting fees	74,810
Registration fees	72,450
Legal fees	67,411
Audit and tax fees	28,451
Shareholder reports	18,641
Trustees’ fees	15,572
Insurance	13,397
Commitment fees (Note 8)	9,731
Custody fees	4,773
Miscellaneous expenses	17,627
Total Expenses	7,690,224
Net Investment Income	7,918,597

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	183,471
Change in Net Unrealized Appreciation (Depreciation) From Investments	(1,912,310)
Net Loss on Investments	(1,728,839)
Increase in Net Assets From Operations	$6,189,758

See Notes to Financial Statements.

28	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2016 (unaudited) and the Year Ended October 31, 2015	2016	2015

Operations:
Net investment income	$7,918,597	$19,764,737
Net realized gain (loss)	183,471	(2,011,350)
Change in net unrealized appreciation (depreciation)	(1,912,310)	(16,192,821)
Increase in Net Assets From Operations	6,189,758	1,560,566

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(7,718,814)	(18,906,709)
Decrease in Net Assets From Distributions to Shareholders	(7,718,814)	(18,906,709)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	344,801,091	841,793,567
Reinvestment of distributions	6,961,721	17,535,302
Cost of shares repurchased	(501,922,255)	(1,091,885,120)
Decrease in Net Assets From Fund Share Transactions	(150,159,443)	(232,556,251)
Decrease in Net Assets	(151,688,499)	(249,902,394)

Net Assets:
Beginning of period	1,919,995,951	2,169,898,345
End of period*	$1,768,307,452	$1,919,995,951
*Includes undistributed net investment income of:	$1,107,423	$907,640

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	29

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2016[2]		2015	2014	2013	2012	2011

Net asset value, beginning of period	$5.12		$5.17	$5.15	$5.20	$5.16	$5.16

Income (loss) from operations:
Net investment income	0.03		0.06	0.07	0.06	0.08	0.10
Net realized and unrealized gain (loss)	(0.00)	[3]	(0.05)	0.02	(0.05)	0.04	(0.00) [3]
Total income from operations	0.03		0.01	0.09	0.01	0.12	0.10

Less distributions from:
Net investment income	(0.03)		(0.06)	(0.07)	(0.06)	(0.08)	(0.10)
Total distributions	(0.03)		(0.06)	(0.07)	(0.06)	(0.08)	(0.10)

Net asset value, end of period	$5.12		$5.12	$5.17	$5.15	$5.20	$5.16
Total return[4]	0.52%		0.13%	1.72%	0.29%	2.35%	1.90%

Net assets, end of period (000s)	$382,523		$418,493	$436,079	$533,298	$508,851	$413,831

Ratios to average net assets:
Gross expenses	0.66%[5]		0.65%	0.66%	0.66%	0.65%	0.65%
Net expenses[6]	0.66	[5]	0.65	0.66	0.66	0.65	0.65
Net investment income	1.06	[5]	1.15	1.33	1.25	1.55	1.89

Portfolio turnover rate	9%		30%	23%	28%	10%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

See Notes to Financial Statements.

30	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2016[2]	2015[3]

Net asset value, beginning of period	$5.13	$5.15

Income (loss) from operations:
Net investment income	0.02	0.04
Net realized and unrealized loss	(0.01)	(0.02)
Total income from operations	0.01	0.02

Less distributions from:
Net investment income	(0.02)	(0.04)
Total distributions	(0.02)	(0.04)

Net asset value, end of period	$5.12	$5.13
Total return[4]	0.27%	0.34%

Net assets, end of period (000s)	$686	$908

Ratios to average net assets:
Gross expenses[5]	0.77%	0.68%
Net expenses[5,6]	0.77	0.68
Net investment income[5]	0.95	1.16

Portfolio turnover rate	9%	30%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]	For the period February 27, 2015 (inception date) to October 31, 2015.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	For the year ended October 31, 2015.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2016[2]		2015	2014	2013	2012	2011

Net asset value, beginning of period	$5.12		$5.17	$5.15	$5.20	$5.16	$5.16

Income (loss) from operations:
Net investment income	0.02		0.04	0.05	0.05	0.06	0.08
Net realized and unrealized gain (loss)	(0.00)	[3]	(0.05)	0.02	(0.05)	0.04	(0.00) [3]
Total income (loss) from operations	0.02		(0.01)	0.07	0.00 [3]	0.10	0.08

Less distributions from:
Net investment income	(0.02)		(0.04)	(0.05)	(0.05)	(0.06)	(0.08)
Total distributions	(0.02)		(0.04)	(0.05)	(0.05)	(0.06)	(0.08)

Net asset value, end of period	$5.12		$5.12	$5.17	$5.15	$5.20	$5.16
Total return[4]	0.34%		(0.22)%	1.36%	(0.07)%	1.99%	1.53%

Net assets, end of period (000s)	$999,981		$1,124,188	$1,331,042	$1,410,227	$1,456,232	$1,055,424

Ratios to average net assets:
Gross expenses	1.02%[5]		1.01%	1.02%	1.02%	1.01%	1.02%
Net expenses[6]	1.02	[5]	1.01	1.02	1.02	1.01	1.02
Net investment income	0.71	[5]	0.79	0.97	0.89	1.18	1.52

Portfolio turnover rate	9%		30%	23%	28%	10%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

See Notes to Financial Statements.

32	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014	2013	2012	2011

Net asset value, beginning of period	$5.13	$5.17	$5.15	$5.20	$5.16	$5.16

Income (loss) from operations:
Net investment income	0.03	0.06	0.07	0.07	0.09	0.10
Net realized and unrealized gain (loss)	(0.01)	(0.04)	0.02	(0.05)	0.04	(0.00) [3]
Total income from operations	0.02	0.02	0.09	0.02	0.13	0.10

Less distributions from:
Net investment income	(0.03)	(0.06)	(0.07)	(0.07)	(0.09)	(0.10)
Total distributions	(0.03)	(0.06)	(0.07)	(0.07)	(0.09)	(0.10)

Net asset value, end of period	$5.12	$5.13	$5.17	$5.15	$5.20	$5.16
Total return[4]	0.36%	0.41%	1.79%	0.39%	2.50%	2.04%

Net assets, end of period (000s)	$385,118	$376,406	$402,777	$290,098	$241,180	$145,029

Ratios to average net assets:
Gross expenses	0.58%[5]	0.57%	0.59%	0.60%	0.51%	0.52%
Net expenses[6]	0.58 [5]	0.57	0.59	0.56 [7]	0.51	0.52
Net investment income	1.15 [5]	1.23	1.39	1.35	1.68	2.02

Portfolio turnover rate	9%	30%	23%	28%	10%	21%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2016 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

34	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$1,729,318,521	—	$1,729,318,521
Short-term investments†:
Municipal bonds	—	36,425,000	—	36,425,000
Money market funds	$370	—	—	370
Total short-term investments	$370	$36,425,000	—	$36,425,370
Total investments	$370	$1,765,743,521	—	$1,765,743,891

†	See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

36	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C and Class I shares did not exceed 0.75%, 0.95%, 1.10% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A and Class A2 shares. Class C shares acquired in an exchange from another Legg Mason Partners Fund subject to a contingent deferred sales charge (“CDSC”), remain subject to the original fund’s CDSC while held in the Fund. In certain cases, Class A and Class A2 shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2016, LMIS and its affiliates retained sales charges of $4,474 and $395 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended April 30, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class A2	Class C
CDSCs	$35,293	$496	$753

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended April 30, 2016, such purchase and sale transactions were $258,777,572 and $336,850,612, respectively.

3. Investments

During the six months ended April 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$158,791,086
Sales	262,347,162

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,579,685
Gross unrealized depreciation	(3,984,992)
Net unrealized appreciation	$10,594,693

4. Derivative instruments and hedging activities

During the six months ended April 30, 2016, the Fund did not invest in derivative instruments.

38	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2 and Class C shares calculated at the annual rate of 0.15%, 0.15% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$293,771	$54,724
Class A2	485	448
Class C	2,598,569	171,349
Class I	—	177,375
Total	$2,892,825	$403,896

6. Distributions to shareholders by class

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Net Investment Income:
Class A	$2,034,649	$4,743,921
Class A2	3,013	5,315	*
Class C	3,561,473	9,450,471
Class I	2,119,679	4,707,002
Total	$7,718,814	$18,906,709

*	For the period February 27, 2015 (inception date) to October 31, 2015.

7. Shares of beneficial interest

At April 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	10,564,435	$54,056,865	27,485,802	$141,238,698
Shares issued on reinvestment	347,785	1,778,398	836,065	4,295,430
Shares repurchased	(17,877,416)	(91,463,594)	(31,069,380)	(159,665,389)
Net decrease	(6,965,196)	$(35,628,331)	(2,747,513)	$(14,131,261)

Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
	Shares	Amount	Shares		Amount
Class A2
Shares sold	57,541	$294,565	432,991	*	$2,224,560	*
Shares issued on reinvestment	582	2,977	1,035	*	5,308	*
Shares repurchased	(101,367)	(518,715)	(256,840)	*	(1,319,062)	*
Net increase (decrease)	(43,244)	$(221,173)	177,186	*	$910,806	*

Class C
Shares sold	28,305,102	$144,959,835	78,926,951		$405,966,042
Shares issued on reinvestment	664,088	3,396,222	1,767,731		9,081,688
Shares repurchased	(53,073,413)	(271,637,382)	(118,982,500)		(611,355,423)
Net decrease	(24,104,223)	$(123,281,325)	(38,287,818)		$(196,307,693)

Class I
Shares sold	28,420,240	$145,489,826	56,785,104		$292,364,267
Shares issued on reinvestment	348,800	1,784,124	807,734		4,152,876
Shares repurchased	(27,018,233)	(138,302,564)	(62,105,486)		(319,545,246)
Net increase (decrease)	1,750,807	$8,971,386	(4,512,648)		$(23,028,103)

*	For the period February 27, 2015 (inception date) to October 31, 2015.

8. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the period ended April 30, 2016, the Fund incurred a commitment fee in the amount of $9,731. The Fund did not utilize the Redemption Facility during the period ended April 30, 2016.

9. Capital loss carryforward

As of October 31, 2015, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
10/31/2016	$(110,168)
10/31/2018	(3,990,875)
$(4,101,043)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $5,482,986 which have no expiration date, must be used first to offset any such gains.

40	Western Asset Short Duration Municipal Income Fund 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Income Trust (the “Trust”) held on November 9-10, 2015, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Short Duration Municipal Income Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the

Western Asset Short Duration Municipal Income Fund	41

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (currently, Broadridge Financial Solutions, Inc.) (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Lipper data generally useful they recognized its limitations, including in particular that the data may vary depending on the end date selected. The

42	Western Asset Short Duration Municipal Income Fund

Board also noted that it had received and discussed with management information throughout the year at periodic intervals and for rolling periods comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as short municipal debt funds by Lipper, showed, among other data, that the Fund’s performance for the 1- and 3-year periods ended June 30, 2015 was below the median, and the Fund’s performance for the 5- and 10-year periods ended June 30, 2015 was above the median. The Board noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Lipper comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Western Asset Short Duration Municipal Income Fund	43

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of retail level-load funds (including the Fund) classified as short municipal debt funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2017.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Contractual Management Fee was below the asset-weighted average of management fees paid by the other funds in the same Lipper investment classification/objective at lower asset levels and approximately equivalent to the asset-weighted average at higher asset levels.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

44	Western Asset Short Duration Municipal Income Fund

Western Asset

Short Duration Municipal Income Fund

Trustees

Elliott J. Berv* Chair

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

*	Effective February 10, 2016, Mr. Berv became Chair.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Short Duration Municipal Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short Duration Municipal Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02771 6/16 SR16-2775

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Janet Trust
Janet Trust
Chief Executive Officer

Date:	June 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Janet Trust
Janet Trust
Chief Executive Officer

Date:	June 20, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 20, 2016